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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Scott R. Plummer

Columbia Management Investment Advisers, LLC

5228 Ameriprise Financial Center

Minneapolis, MN 55474

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), March 31, 2015

Number of Shares		Value
	Equities — 97.0%

	Asia — 46.0%

	Japan — 22.2%
229,000	NGK Insulators Ceramic Products for Auto, Power & Electronics	$4,879,197
256,589	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	4,669,859
231,100	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	4,576,500
154,600	Glory Currency Handling Systems & Related Equipment	4,305,288
329,400	Ushio Industrial Light Sources	4,083,095
88,400	FamilyMart Convenience Store Operator	3,703,823
113,700	Benesse Education Service Provider	3,576,782
2,400	Orix JREIT Diversified REIT	3,437,406
167,000	Park24 Parking Lot Operator	3,416,777
233,000	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	3,398,497
134,000	Aeon Financial Service Diversified Consumer-related Finance Company in Japan	3,380,309
269,000	Nippon Kayaku Functional Chemicals, Pharmaceuticals & Auto Safety Systems	3,368,055
450,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	3,338,128
123,300	NGK Spark Plug Automobile Parts	3,309,866
105,000	Recruit Holdings Recruitment & Media Services	3,276,153
52,000	Japan Airport Terminal Airport Terminal Operator at Haneda	3,144,757
24,150	Hirose Electric Electrical Connectors	3,109,327
63,200	Kintetsu World Express Airfreight Logistics	2,840,697
515	Kenedix Office Investment Tokyo Mid-size Office REIT	2,825,810
65,400	OBIC Computer Software	2,773,309
78,000	JIN (a) Eyeglasses Retailer	2,701,073
65,500	Ezaki Glico Confectionary, Ice Cream & Dairy Products	2,647,962
122,800	Tamron Camera Lenses	2,642,171
134,700	OSG Consumable Cutting Tools	2,619,553
177,000	Nippon Shokubai Producer of Acrylic Acid & Super Absorbent Polymers used in Disposable Diapers	2,590,790
174,000	Toto Toilets & Bathroom Fittings	2,583,719
75,040	Ariake Japan Commercial Soup & Sauce Extracts	2,576,053
24,900	Disco Semiconductor Dicing & Grinding Equipment	2,540,572
122,000	Suruga Bank Regional Bank	2,533,534
707,000	Aozora Bank Commercial Bank	2,506,004
229,500	Moshi Moshi Hotline Call Center Operator	2,504,197
131,000	Daiseki Waste Disposal & Recycling	2,362,216
54,400	Otsuka One-stop IT Services & Office Supplies Provider	2,318,266
100,000	Stanley Electric Automobile Lighting & LED Equipment	2,257,233
55,400	Misumi Group Industrial Components Distributor	2,232,693
75,200	Nabtesco Machinery Components	2,172,470
54,800	Nakanishi Dental Tools & Machinery	2,138,512
134,700	Doshisha Consumer Goods Wholesaler	2,090,632
32,000	Hoshizaki Electric Commercial Kitchen Equipment	2,078,041
143,500	Rohto Pharmaceutical Pharmaceutical, Health & Beauty Products	2,039,654
87,100	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	2,028,163
176,800	Asahi Diamond Industrial Consumable Diamond Tools	2,017,815
432	Industrial & Infrastructure Fund Industrial REIT in Japan	2,010,714
66,600	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	2,007,469
26,900	Rinnai Gas Appliances for Home & Commercial Use	1,993,584
1,000	Japan Retail Fund Largest Retail REIT in Japan	1,987,082
54,000	Nippon Paint Holdings Paints for Automotive, Decorative & Industrial Usage	1,974,065
43,700	Omron Electric Components for Factory Automation	1,968,648
58,520	Milbon Hair Products for Salons	1,878,277

Number of Shares		Value
	Japan — 22.2% (cont)
148,878	Nihon Parkerizing Metal Surface Treatment Chemicals & Processing Service	$1,800,902
74,900	Icom Two Way Radio Communication Equipment	1,800,057
27,500	Hikari Tsushin Office IT/Mobiles/Insurance Distribution	1,781,054
57,800	Kaken Pharmaceutical Pharmaceutical & Agrochemical Producer	1,670,979
357,000	IHI Industrial Conglomerates	1,669,236
22,000	Makita Power Tools	1,140,047
31,800	Toyo Suisan Kaisha Instant Noodles & Processed Foods	1,118,799
30,000	MonotaRO (a) Online Maintenance, Repair & Operations Goods Distributor in Japan	1,086,544
136	Kenedix Retail REIT (b) Retail REIT in Japan	315,578
		149,797,993
	Taiwan — 4.5%
740,000	President Chain Store Convenience Chain Store Operator in Taiwan	5,561,945
164,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	2,639,940
1,063,000	Far EasTone Telecom Mobile Operator in Taiwan	2,564,430
485,000	Novatek Microelectronics Display Related Integrated Circuit Designer	2,503,051
180,000	PChome Online Taiwanese Internet Retail Company	2,337,775
25,000	Largan Precision Mobile Device Camera Lenses & Modules	2,149,200
330,000	Delta Electronics Industrial Automation, Switching Power Supplies & Passive Components	2,079,475
1,163,000	Vanguard International Semiconductor Semiconductor Foundry	1,974,160
256,349	Advantech Industrial PC & Components	1,949,296
159,500	Ginko International Contact Lens Maker in China	1,832,404
654,000	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	1,622,869
856,803	Lite-On Technology Mobile Device, LED & PC Server Component Supplier	1,108,370
18,250	Hermes Microvision E-Beam Inspection Systems for Semiconductor Integrated Circuits	1,049,959
84,000	Voltronic Power Uninterruptible Power Supply Products	831,647
		30,204,521
	India — 3.9%
1,130,794	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	6,174,780
288,064	Asian Paints Indian Paint Company	3,737,171
533,178	Bharti Infratel Communications Towers	3,280,112
7,374	Bosch Automotive Parts	2,995,419
103,251	Container Corporation of India Railway Cargo Services	2,612,080
158,970	United Breweries Indian Brewer	2,540,495
512,888	Adani Ports & Special Economic Zone Indian West Coast Shipping Port	2,525,400
76,280	Colgate Palmolive India Consumer Products in Oral Care	2,454,300
		26,319,757
	Singapore — 3.0%
4,913,804	Mapletree Commercial Trust Retail & Office Property Landlord	5,729,015
950,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	5,632,896
1,137,000	Ascendas REIT Industrial Property Landlord	2,144,646
1,560,890	CDL Hospitality Trust Hotel Owner Operator	1,996,110
707,000	Petra Foods Chocolate Manufacturer in South East Asia	1,967,482
1,735,934	Mapletree Logistics Trust Industrial Property Landlord	1,574,845
1,339,888	Mapletree Industrial Trust Industrial Property Landlord	1,541,291
		20,586,285
	Korea — 2.9%
46,055	KT&G Tobacco & Ginseng Products	3,682,075
21,771	CJ Corp Holding Company of Korean Consumer Conglomerate	3,449,763
53,013	LS Industrial Systems Electrical & Automation Equipment	3,045,752
12,500	Nongshim Instant Noodles, Snacks & Bottled Water	2,741,655

Number of Shares		Value
	Korea — 2.9% (cont)
95,855	LF Corp Apparel Design & Retail	$2,735,298
103,500	Cheil Worldwide (b) Advertising	2,242,186
42,115	Grand Korea Leisure ‘Foreigner Only’ Casino Group in Korea	1,433,661
49,395	CJ Hellovision Cable TV, Broadband & Mobile Virtual Network Operator	549,117
		19,879,507
	China — 2.6%
7,180,000	Sihuan Pharmaceuticals (c) Chinese Generic Drug Manufacturer	3,807,324
2,185,000	China Everbright International Private Municipal Waste Operator	3,664,677
64,000	WuXi PharmaTech - ADR (b) Contract Research Organization in China	2,481,920
48,028	BitAuto - ADR (b) Automotive Information Website for Buyers & Dealers	2,443,665
2,038,000	Sino Biopharmaceutical Pharmaceutical Developer	2,061,810
3,300,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,472,787
2,840,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	1,404,405
		17,336,588
	Hong Kong — 2.1%
4,645,000	Mapletree Greater China Commercial Trust Retail & Office Property Landlord	3,519,596
150,000	Melco Crown Entertainment - ADR Macau Casino Operator	3,219,000
1,144,500	Lifestyle International Mid- to High-end Department Store Operator in Hong Kong & China	2,040,204
1,200,000	Melco International Macau Casino Operator	2,019,324
882,000	Vitasoy International Hong Kong Soy Food Brand	1,378,863
2,232,000	Sa Sa International (a) Cosmetics Retailer	1,091,228
380,500	Kingboard Chemicals Paper & Glass Laminates, PCB, Specialty Chemicals & Properties	602,163
		13,870,378
	Indonesia — 1.6%
1,666,000	Matahari Department Store Department Store Chain in Indonesia	2,505,356
2,880,000	Tower Bersama Infrastructure Communications Towers	2,087,036
3,660,000	Link Net (b) Fixed Broadband & CATV Service Provider	1,672,543
28,339,699	Ace Indonesia Home Improvement Retailer	1,592,422
18,253,400	Arwana Citramulia Ceramic Tiles for Home Decoration	1,130,803
510,817	Mayora Indah Consumer Branded Food Manufacturer	1,127,879
4,854,600	MNC Sky Vision (b) Satellite Pay TV Operator in Indonesia	612,626
1,005,021	Surya Citra Media Free to Air TV Station in Indonesia	260,768
		10,989,433
	Philippines — 1.2%
1,357,000	Robinsons Retail Holdings Multi-format Retailer in the Philippines	2,550,067
2,639,000	Puregold Price Club Supermarket Operator in the Philippines	2,451,925
7,468,300	Melco Crown (Philippines) Resorts (b) Integrated Resort Operator in Manila	1,529,947
266,610	Universal Robina Branded Consumer Food Manufacturer in the Philippines	1,346,712
		7,878,651
	Thailand — 1.1%
366,900	Airports of Thailand Airport Operator of Thailand	3,153,050
9,065,572	Home Product Center Home Improvement Retailer	2,270,572
1,264,400	Robinson Department Store Department Store Operator in Thailand	1,845,094
		7,268,716
	Cambodia — 0.5%
5,050,000	Nagacorp Casino & Entertainment Complex in Cambodia	3,352,987

	Malaysia — 0.4%
3,781,700	7-Eleven Malaysia Holdings Exclusive 7-Eleven Franchisor for Malaysia	1,633,784
1,516,400	Aeon Shopping Center & Department Store Operator	1,210,597
34,400	Astro Malaysia Holdings Largest Pay TV Operator in Malaysia	29,675
		2,874,056
	Total Asia	310,358,872

Number of Shares		Value
	Europe — 31.2%

	United Kingdom — 10.7%
2,000,000	Charles Taylor	$6,608,547
857,142	Charles Taylor (b) Insurance Services	845,537
109,394	Spirax Sarco Steam Systems for Manufacturing & Process Industries	5,531,456
204,482	WH Smith Newsprint, Books & General Stationery Retailer	3,928,992
169,852	Aggreko Temporary Power & Temperature Control Services	3,842,137
260,000	Babcock International Public Sector Outsourcer	3,792,845
3,800,000	Cable and Wireless Telecommunications Service Provider in the Caribbean	3,426,796
220,000	Jardine Lloyd Thompson Group International Business Insurance Broker	3,416,864
74,000	Rightmove Internet Real Estate Listings	3,282,918
41,288	Whitbread UK Hotelier & Coffee Shop	3,206,011
400,000	Abcam Online Sales of Antibodies	2,873,176
1,210,014	Connect Group Newspaper & Magazine Distributor	2,768,687
2,980,000	Assura UK Primary Health Care Property Developer	2,751,781
80,669	Fidessa Group Software for Financial Trading Systems	2,639,797
636,765	Polypipe Manufacturer of Plastic Piping & Fittings	2,602,064
221,860	Domino’s Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Germany	2,550,973
371,545	Halfords UK Retailer of Leisure Goods & Auto Parts	2,529,549
242,000	Halma Health & Safety Sensor Technology	2,500,441
396,510	Ocado (b) Online Grocery Retailer	2,066,328
474,031	Elementis Specialty Chemicals	2,036,132
262,952	PureCircle (b) Natural Sweeteners	2,018,576
110,000	Smith & Nephew Medical Equipment & Supplies	1,875,672
511,571	RPS Group Consultant Specializing in Energy, Water, Urban Planning, Health & Safety	1,709,722
76,450	AVEVA Engineering Software	1,671,151
120,000	Shaftesbury London Prime Retail REIT	1,476,004
		71,952,156
	Sweden — 3.3%
148,011	Hexagon Design, Measurement & Visualization Software & Equipment	5,255,144
81,762	Unibet European Online Gaming Operator	4,485,819
273,094	Sweco Engineering Consultants	3,504,247
98,000	Modern Times Group Leading Nordic TV Broadcaster	3,001,130
87,076	Mekonomen Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	2,300,214
73,956	Swedish Match Swedish Snus	2,174,505
83,717	Recipharm (b) Contract Development Manufacturing Organization	1,783,767
		22,504,826
	Germany — 3.2%
52,205	MTU Aero Engines Airplane Engine Components & Services	5,114,483
115,940	Wirecard Online Payment Processing & Risk Management	4,886,314
10,049	Rational Commercial Ovens	3,359,003
66,899	NORMA Group Clamps for Automotive & Industrial Applications	3,358,796
66,899	Aurelius European Turnaround Investor	2,793,832
63,747	Elringklinger Automobile Components	1,911,169
		21,423,597
	Spain — 2.5%
868,718	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	6,779,443
58,000	Viscofan Sausage Casings Maker	3,543,713
573,279	Prosegur Security Guards	3,264,741
69,844	Bolsas y Mercados Españoles Spanish Stock Markets	3,110,377
		16,698,274

Number of Shares		Value
	Netherlands — 2.4%
181,144	Aalberts Industries Flow Control & Heat Treatment	$5,701,046
60,905	Vopak Operator of Petroleum & Chemical Storage Terminals	3,361,160
68,863	Arcadis Engineering Consultants	2,211,528
27,708	Gemalto Digital Security Solutions	2,207,729
103,000	Brunel Temporary Specialist & Energy Staffing	1,970,228
9,960	Core Labs Oil & Gas Reservoir Consulting	1,040,720
		16,492,411
	France — 2.4%
110,602	Neopost Postage Meter Machines	6,083,005
95,000	Eutelsat Fixed Satellite Services	3,151,269
13,387	Norbert Dentressangle European Logistics & Transport Group	2,265,552
60,811	Saft Niche Battery Manufacturer	2,222,441
7,000	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	1,884,036
164,869	Hi-Media (a) (b) Online Advertiser in Europe	390,006
		15,996,309
	Switzerland — 2.0%
15,063	Geberit Plumbing Supplies	5,636,811
18,384	Partners Group Private Markets Asset Management	5,480,773
6,011	INFICON Gas Detection Instruments	2,147,890
		13,265,474
	Denmark — 1.6%
169,227	SimCorp Software for Investment Managers	5,552,698
110,724	Novozymes Industrial Enzymes	5,054,440
		10,607,138
	Finland — 1.1%
651,561	Sponda Office, Retail & Logistics Properties	2,795,999
140,445	Tikkurila Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	2,678,173
58,251	Konecranes Manufacture & Service of Industrial Cranes & Port Handling Equipment	1,835,549
		7,309,721
	Norway — 0.7%
219,301	Atea Nordic IT Hardware/Software Reseller & Integrator	2,470,495
315,609	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	2,382,003
		4,852,498
	Italy — 0.6%
163,000	Pirelli Global Tire Supplier	2,698,095
32,831	Industria Macchine Automatiche Food & Drugs Packaging & Machinery	1,544,683
		4,242,778
	Kazakhstan — 0.5%
432,778	Halyk Savings Bank of Kazakhstan - GDR Retail Bank & Insurer in Kazakhstan	3,198,229

	Belgium — 0.2%
45,887	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	1,707,904
	Total Europe	210,251,315

	Other Countries — 16.8%

	Canada — 4.7%
68,928	CCL Industries Global Label Converter	7,755,114
77,000	Vermilion Energy (a) Canadian Exploration & Production Company	3,237,338
268,267	CAE Flight Simulator Equipment & Training Centers	3,130,541
89,849	ShawCor Oil & Gas Pipeline Products	2,497,086
190,995	Rona Canadian Home Improvement Retailer	2,442,950
41,250	Onex Capital Private Equity	2,395,434
31,000	Keyera Integrated Supply of Hydrocarbon Processing, Transport & Storage	2,062,098
86,000	Prairie Sky Royalty Canadian Owner of Oil & Gas Mineral Interests	2,028,882

Number of Shares		Value
	Canada — 4.7% (cont)
116,310	Baytex Oil & Gas Producer in Canada	$1,839,398
44,061	Ag Growth Manufacturer of Augers & Grain Handling Equipment	1,790,201
283,975	DeeThree Exploration (b)	1,428,227
158,516	DeeThree Exploration (b) (d) Canadian Oil & Gas Producer	781,297
		31,388,566
	South Africa — 4.4%
1,150,421	Coronation Fund Managers South African Fund Manager	9,298,818
41,673	Naspers Media in Africa, China, Russia & other Emerging Markets	6,392,264
1,638,269	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in other Insurers	6,238,405
222,497	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	4,758,791
730,408	Northam Platinum (b) Platinum Mining in South Africa	2,760,923
		29,449,201
	Australia — 3.9%
3,826,225	Spotless Facility Management & Catering Company	6,599,746
207,992	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia & New Zealand	5,866,411
1,050,000	Challenger Financial Annuity Provider in Australia	5,699,885
360,000	Amcor Global Leader in Flexible & Rigid Packaging	3,835,785
450,000	IAG General Insurance Provider	2,083,046
380,000	Estia Health (b) Residential Aged Care Operator	1,774,187
104,311	Austbrokers Local Australian Small Business Insurance Broker	687,692
		26,546,752
	United States — 1.8%
30,000	Cimarex Energy Oil & Gas Producer in Texas, New Mexico & Oklahoma	3,452,700
29,453	Synageva BioPharma (a) (b) Biotech Focused on Orphan Diseases	2,872,551
82,000	Bladex Latin American Trade Financing House	2,688,780
80,063	Textainer Group Holdings Top International Container Leasor	2,401,089
53,234	Hornbeck Offshore (b) Supply Vessel Operator in Gulf of Mexico	1,001,332
		12,416,452
	New Zealand — 1.1%
908,808	Auckland International Airport Auckland Airport Operator	3,052,599
352,549	Ryman Healthcare Retirement Village Operator	2,063,202
667,250	Sky City Entertainment Casino & Entertainment Complex	2,042,228
		7,158,029
	Israel — 0.6%
66,562	Caesarstone Quartz Countertops	4,040,979

	Egypt — 0.3%
266,000	Commercial International Bank of Egypt Leading Private Universal Bank in Egypt	1,960,850
	Total Other Countries	112,960,829

	Latin America — 3.0%

	Brazil — 1.1%
300,000	Localiza Rent A Car Car Rental	3,438,455
570,570	Odontoprev Dental Insurance	1,957,588
120,000	Linx Retail Management Software in Brazil	1,750,623
454,441	Beadell Resources Gold Mining in Brazil	88,815
		7,235,481
	Mexico — 0.7%
21,830	Grupo Aeroportuario del Sureste - ADR (b) Mexican Airport Operator	2,934,388
1,090,000	Qualitas (b) Auto Insurer in Mexico & Central America	1,972,269
		4,906,657
	Uruguay — 0.4%
230,870	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	2,514,174

	Colombia — 0.4%
2,046,229	Isagen Colombian Electricity Provider	2,400,384

Number of Shares		Value
	Chile — 0.2%
86,000	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	$1,569,500

	Guatemala — 0.2%
136,877	Tahoe Resources Silver Project in Guatemala	1,500,022
	Total Latin America	20,126,218
Total Equities (Cost: $490,773,816) — 97.0%		653,697,234	(e)

Short-Term Investments — 2.1%
13,926,509	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	13,926,509
Total Short-Term Investments (Cost: $13,926,509) — 2.1%		13,926,509

Securities Lending Collateral — 0.7%

4,864,248	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	4,864,248

Total Securities Lending Collateral (Cost: $4,864,248) — 0.7%		4,864,248

Total Investments (Cost: $509,564,573)(g) — 99.8%		672,487,991	(h)

Obligation to Return Collateral for Securities Loaned — (0.7)%		(4,864,248)

Cash and Other Assets Less Liabilities — 0.9%		6,195,610

Net Assets — 100.0%		$673,819,353

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

> Notes to Statement of Investments

(a)	All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $4,595,171.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2015, the market value of these securities amounted to $3,295,471, which represented 0.49% of total net assets. Additional information on these securities is as follows:

	Security	Acquisition Dates	Shares/Units	Cost	Value
	Union Agriculture Group	12/8/10 - 6/27/12	230,870	$2,649,999	$2,514,174
	DeeThree Exploration	9/7/10	158,516	413,939	781,297
				$3,063,938	$3,295,471

(e)	On March 31, 2015, the Fund’s total equity investments were denominated in currencies as follows:

	Currency			Value	Percentage of Net Assets
	Japanese Yen			$149,797,993	22.2
	Euro			82,830,274	12.3
	British Pound			71,952,156	10.7
	U.S. Dollar			35,859,028	5.3
	Other currencies less than 5% of total net assets			313,257,783	46.5
	Total Equities			$653,697,234	97.0

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $509,564,573 and net unrealized appreciation was $162,923,418 consisting of gross unrealized appreciation of $190,071,835 and gross unrealized depreciation of $27,148,417.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the

Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$8,144,585	$298,406,963	$3,807,324	$310,358,872
Europe	1,040,720	209,210,595	—	210,251,315
Other Countries	47,064,700	65,896,129	—	112,960,829
Latin America	17,523,229	88,815	2,514,174	20,126,218
Total Equities	73,773,234	573,602,502	6,321,498	653,697,234
Total Short-Term Investments	13,926,509	—	—	13,926,509
Total Securities Lending Collateral	4,864,248	—	—	4,864,248
Total Investments	$92,563,991	$573,602,502	$6,321,498	$672,487,991

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$4,496,473	$4,496,473	$—

There were no transfers of financial assets between levels 1 and 2 during the period. Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Portfolio Diversification (Unaudited)

At March 31, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets

> Industrial Goods & Services
Machinery	$44,648,452	6.6
Industrial Materials & Specialty Chemicals	43,798,085	6.5
Other Industrial Services	37,358,195	5.6
Electrical Components	19,308,460	2.9
Outsourcing Services	15,627,560	2.3
Conglomerates	14,326,645	2.1
Construction	8,238,875	1.2
Waste Management	3,664,677	0.5
Industrial Distribution	1,086,544	0.2
	188,057,493	27.9

> Consumer Goods & Services
Retail	56,261,929	8.4
Food & Beverage	25,182,693	3.8
Casinos & Gaming	18,082,966	2.7
Nondurables	15,355,121	2.3
Restaurants	11,623,394	1.7
Other Durable Goods	10,258,778	1.5
Consumer Goods Distribution	9,094,674	1.3
Furniture & Textiles	4,040,979	0.6
Educational Services	3,576,782	0.5
Travel	3,438,455	0.5
Apparel	2,735,297	0.4
Consumer Electronics	2,642,171	0.4
Other Consumer Services	2,040,204	0.3
	164,333,443	24.4

> Information
Business Software	19,642,720	2.9
Internet Related	12,118,847	1.8
Financial Processors	10,519,210	1.6
Computer Hardware & Related Equipment	9,884,422	1.5
Mobile Communications	9,731,636	1.4
Semiconductors & Related Equipment	8,067,742	1.2
Entertainment Programming	6,174,780	0.9
Instrumentation	6,130,779	0.9
Advertising	5,908,345	0.9
Computer Services	4,788,761	0.7
Satellite Broadcasting & Services	3,793,571	0.6
Telephone & Data Services	3,426,796	0.5
TV Broadcasting	3,261,898	0.5
Business Information & Marketing Services	2,504,197	0.4
Cable TV	2,221,660	0.3
Telecommunications Equipment	2,149,200	0.3
	110,324,564	16.4

> Finance
Insurance	29,509,832	4.4
Banks	16,267,706	2.4
Brokerage & Money Management	14,779,591	2.2
Finance Companies	4,796,524	0.7
Financial Processors	3,110,377	0.5
	68,464,030	10.2

> Other Industries
Real Estate	38,682,376	5.7
Transportation	17,162,426	2.5
Regulated Utilities	2,400,385	0.4
	58,245,187	8.6

> Health Care
Pharmaceuticals	15,204,297	2.2
Medical Supplies	7,345,520	1.1
Medical Equipment & Devices	4,014,184	0.6
Health Care Services	3,837,389	0.6
Biotechnology & Drug Delivery	2,872,551	0.4
	33,273,941	4.9

> Energy & Minerals
Oil & Gas Producers	12,767,841	1.9
Oil Refining, Marketing & Distribution	6,827,663	1.0
Mining	5,390,480	0.8
Oil Services	3,498,418	0.5
Agricultural Commodities	2,514,174	0.4
	30,998,576	4.6

Total Equities:	653,697,234	97.0
Short-Term Investments:	13,926,509	2.1
Securities Lending Collateral:	4,864,248	0.7
Total Investments:	672,487,991	99.8

Obligation to Return Collateral for Securities Loaned:	(4,864,248)	(0.7)
Cash and Other Assets
Less Liabilities:	6,195,610	0.9

Net Assets:	$673,819,353	100.0

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), March 31, 2015

Number of Shares		Value
	Equities — 92.3%

	Asia — 43.3%

	Japan — 25.1%
24,500	Recruit Holdings Recruitment & Media Services	$764,436
31,500	KDDI Mobile & Fixed Line Communication Service Provider in Japan	711,665
10,500	Secom Security Services	700,353
15,300	Japan Tobacco Cigarettes	483,707
16,700	NGK Spark Plug Automobile Parts	448,295
68,000	Seven Bank ATM Processing Services	335,290
16,000	Park24 Parking Lot Operator	327,356
210	Orix JREIT Diversified REIT	300,773
135	Nippon Prologis REIT Logistics REIT in Japan	297,185
120	Japan Retail Fund Largest Retail REIT in Japan	238,450
11,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	217,834
2,800	Rinnai Gas Appliances for Home & Commercial Use	207,511
		5,032,855
	Singapore — 11.2%
163,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	966,487
534,000	CapitaMall Trust Singapore Commercial Property Real Estate Investment Trust	854,890
220,000	Ascendas REIT Industrial Property Landlord	414,971
		2,236,348
	Korea — 7.0%
3,018	CJ Corp Holding Company of Korean Consumer Conglomerate	478,223
5,800	KT&G Tobacco & Ginseng Products	463,707
1,900	Samsung Fire and Marine Non-life Insurance	458,110
		1,400,040
	Total Asia	8,669,243

	Europe — 28.3%

	United Kingdom — 6.8%
28,000	Babcock International Public Sector Outsourcer	408,460
3,046	Whitbread UK Hotelier & Coffee Shop	236,522
14,000	Jardine Lloyd Thompson Group International Business Insurance Broker	217,437
10,000	WH Smith Newsprint, Books & General Stationery Retailer	192,144
11,000	Smith & Nephew Medical Equipment & Supplies	187,567
5,000	Aggreko Temporary Power & Temperature Control Services	113,102
		1,355,232
	Germany — 6.6%
99,900	Telefonica Deutschland Mobile & Fixed-line Communications in Germany	574,468
4,000	MTU Aero Engines Airplane Engine Components & Services	391,877
8,400	Wirecard Online Payment Processing & Risk Management	354,019
		1,320,364
	Switzerland — 3.7%
1,720	Partners Group Private Markets Asset Management	512,779
600	Geberit Plumbing Supplies	224,529
		737,308
	Spain — 3.0%
54,000	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	421,414
3,000	Viscofan Sausage Casings Maker	183,296
		604,710
	Sweden — 2.4%
10,000	Swedish Match Swedish Snus	294,027
5,270	Hexagon Design, Measurement & Visualization Software & Equipment	187,112
		481,139
	France — 1.9%
11,282	Eutelsat Fixed Satellite Services	374,238

1

Number of Shares		Value
	Norway — 1.6%
42,000	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	$316,988

	Denmark — 1.2%
5,500	Novozymes Industrial Enzymes	251,069

	Netherlands — 1.1%
4,000	Vopak Operator of Petroleum & Chemical Storage Terminals	220,748
	Total Europe	5,661,796

	Other Countries — 16.9%

	Australia — 7.1%
169,000	Challenger Financial Annuity Provider in Australia	917,410
28,000	Amcor Global Leader in Flexible & Rigid Packaging	298,339
45,000	IAG General Insurance Provider	208,304
		1,424,053
	Canada — 6.1%
5,500	CCL Industries Global Label Converter	618,807
21,000	Goldcorp Gold Mining	380,520
5,000	Vermilion Energy (a) Canadian Exploration & Production Company	210,217
		1,209,544
	South Africa — 3.7%
47,000	Coronation Fund Managers South African Fund Manager	379,900
2,400	Naspers Media in Africa, China, Russia & other Emerging Markets	368,138
		748,038
	Total Other Countries	3,381,635

	Latin America — 3.8%

	Guatemala — 2.3%
42,000	Tahoe Resources Silver Project in Guatemala	460,274

	Brazil — 0.8%
817,828	Beadell Resources Gold Mining in Brazil	159,835

	Uruguay — 0.7%
13,068	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	142,310
	Total Latin America	762,419

Total Equities (Cost: $16,136,060) — 92.3%		18,475,093	(e)

Short-Term Investments — 4.0%
798,766	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	798,766
Total Short-Term Investments (Cost: $798,766) — 4.0%		798,766

Securities Lending Collateral — 0.6%
112,273	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	112,273

Total Securities Lending Collateral (Cost: $112,273) — 0.6%		112,273

Total Investments (Cost: $17,047,099)(g) — 96.9%		19,386,132	(h)

Obligation to Return Collateral for Securities Loaned — (0.6)%		(112,273)

Cash and Other Assets Less Liabilities — 3.7%		731,417

Net Assets — 100.0%		$20,005,276

REIT	Real Estate Investment Trust

2

> Notes to Statement of Investments
(a)	All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $106,920.
(b)	Non-income producing security.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2015, the market value of this security amounted to $142,310, which represented 0.71% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	13,068	$150,000	$142,310

(d)	Illiquid security.
(e)	On March 31, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$5,032,855	25.1
Euro	2,520,060	12.6
Singapore Dollar	2,236,348	11.2
Australian Dollar	1,583,888	7.9
South Korean Won	1,400,040	7.0
British Pound	1,355,232	6.8
Canadian Dollar	1,289,298	6.4
Other currencies less than 5% of total net assets	3,057,372	15.3
Total Equities	$18,475,093	92.3

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $17,047,099 and net unrealized appreciation was $2,339,033 consisting of gross unrealized appreciation of $3,469,142 and gross unrealized depreciation of $1,130,109.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

At March 31, 2015, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	7,368,960	$600,000	4/15/15	$(6,176)

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD U.S. Dollar
ZAR South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

3

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$8,669,243	$—	$8,669,243
Europe	—	5,661,796	—	5,661,796
Other Countries	1,209,544	2,172,091	—	3,381,635
Latin America	460,274	159,835	142,310	762,419
Total Equities	1,669,818	16,662,965	142,310	18,475,093
Total Short-Term Investments	798,766	—	—	798,766
Total Securities Lending Collateral	112,273	—	—	112,273
Total Investments	2,580,857	16,662,965	142,310	19,386,132
Unrealized Depreciation on:
Forward Foreign Currency Exchange Contracts	—	(6,176)	—	(6,176)
Total	$2,580,857	$16,656,789	$142,310	$19,379,956

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

4

Portfolio Diversification (Unaudited)

At March 31, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets

> Information
Financial Processors	$1,320,506	6.6
Advertising	764,436	3.8
Mobile Communications	711,665	3.6
Telephone & Data Services	574,468	2.9
Satellite Broadcasting & Services	374,238	1.9
Internet Related	368,138	1.8
Business Software	187,112	0.9
	4,300,563	21.5

> Consumer Goods & Services
Nondurables	1,566,222	7.8
Other Durable Goods	655,805	3.3
Retail	613,558	3.0
Food & Beverage	477,322	2.4
Restaurants	236,522	1.2
	3,549,429	17.7

> Industrial Goods & Services
Other Industrial Services	1,532,689	7.7
Conglomerates	795,210	4.0
Industrial Materials & Specialty Chemicals	549,408	2.8
Outsourcing Services	408,460	2.0
Construction	224,530	1.1
	3,510,297	17.6

> Finance
Insurance	1,801,261	9.0
Brokerage & Money Management	892,679	4.4
Banks	335,290	1.7
	3,029,230	15.1

> Other Industries
Real Estate	2,324,103	11.6
	2,324,103	11.6

> Energy & Minerals
Mining	1,000,628	5.0
Oil Refining, Marketing & Distribution	220,748	1.1
Oil & Gas Producers	210,217	1.1
Agricultural Commodities	142,311	0.7
	1,573,904	7.9

> Health Care
Medical Equipment & Devices	187,567	0.9
	187,567	0.9

Total Equities:	18,475,093	92.3
Short-Term Investments:	798,766	4.0
Securities Lending Collateral:	112,273	0.6
Total Investments:	19,386,132	96.9

Obligation to Return Collateral for Securities Loaned:	(112,273)	(0.6)
Cash and Other Assets
Less Liabilities:	731,417	3.7

Net Assets:	$20,005,276	100.0

5

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), March 31, 2015

Number of Shares		Value

	Equities — 94.9%

	Information — 27.4%

	Business Software — 6.5%
109,000	Solera Holdings Software for Automotive Insurance Claims Processing	$5,630,940
42,000	Ansys (a) Simulation Software for Engineers & Designers	3,703,980
40,000	Informatica (a) Enterprise Data Integration Software	1,754,200
		11,089,120

	Instrumentation — 5.2%
17,000	Mettler-Toledo International (a) Laboratory Equipment	5,587,050
133,000	Trimble Navigation (a) GPS-based Instruments	3,351,600
		8,938,650

	Computer Hardware & Related Equipment — 4.7%
137,000	Amphenol Electronic Connectors	8,073,410

	Computer Services — 3.5%
245,000	WNS - ADR (a) Offshore Business Process Outsourcing Services	5,958,400

	Telecommunications Equipment — 3.3%
49,000	F5 Networks (a) Internet Traffic Management Equipment	5,632,060

	Internet Related — 1.3%
475,000	Vonage (a) Business & Consumer Internet Telephony	2,332,250

	Business Information & Marketing Services — 1.1%
170,000	Bankrate (a) Internet Advertising for the Insurance, Credit Card & Banking Markets	1,927,800

	Mobile Communications — 1.1%
16,000	SBA Communications (a) Communications Towers	1,873,600

	Semiconductors & Related Equipment — 0.7%
139,000	Atmel Microcontrollers, Radio Frequency & Memory Semiconductors	1,143,970
	Total Information	46,969,260

	Industrial Goods & Services — 26.9%

	Machinery — 17.5%
193,000	Ametek Aerospace/Industrial Instruments	10,140,220
198,000	Donaldson Industrial Air Filtration	7,466,580
71,000	Nordson Dispensing Systems for Adhesives & Coatings	5,562,140
44,000	Pall Life Science, Water & Industrial Filtration	4,417,160
68,000	Kennametal Consumable Cutting Tools	2,290,920
		29,877,020

	Other Industrial Services — 4.4%
293,000	LKQ (a) Alternative Auto Parts Distribution	7,489,080

	Industrial Distribution — 2.8%
45,000	Airgas Industrial Gas Distributor	4,774,950

	Outsourcing Services — 2.2%
134,000	Quanta Services (a) Electrical Transmission & Pipeline Contracting Services	3,823,020
	Total Industrial Goods & Services	45,964,070

	Finance — 11.8%

	Brokerage & Money Management — 6.3%
156,000	SEI Investments Mutual Fund Administration & Investment Management	6,878,040
95,000	Eaton Vance Specialty Mutual Funds	3,955,800
		10,833,840

	Banks — 2.8%
255,000	Associated Banc-Corp Midwest Bank	4,743,000

	Insurance — 2.7%
265,000	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	4,563,300
	Total Finance	20,140,140

	Consumer Goods & Services — 10.5%

	Retail — 4.5%
120,915	The Fresh Market (a) Specialty Food Retailer	4,913,986
33,000	Fossil (a) Watch Designer & Retailer	2,720,850
		7,634,836

1

Number of Shares		Value
	Travel — 2.7%
44,400	Vail Resorts Ski Resort Operator & Developer	$4,591,848

	Consumer Goods Distribution — 1.7%
39,000	United Natural Foods (a) Distributor of Natural/Organic Foods to Grocery Stores	3,004,560

	Other Consumer Services — 1.6%
75,000	Blackhawk Network (a) Third-party Distributor of Prepaid Content, Mostly Gift Cards	2,666,250

	Food & Beverage — %
269,000	GLG Life Tech (Canada) (a) Producer of an All-natural Sweetener Extracted from the Stevia Plant	66,902
	Total Consumer Goods & Services	17,964,396

	Health Care — 8.1%

	Medical Supplies — 4.6%
70,000	Cepheid (a) Molecular Diagnostics	3,983,000
90,000	VWR (a) Distributor of Lab Supplies	2,339,100
11,000	Henry Schein (a) Distributor of Dental, Vet & Medical Products	1,535,820
		7,857,920
	Biotechnology & Drug Delivery — 3.5%
32,394	Synageva BioPharma (a) (b) Biotech Focused on Orphan Diseases	3,159,387
25,000	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	1,552,250
38,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	1,343,300
		6,054,937
	Total Health Care	13,912,857

	Other Industries — 5.1%

	Real Estate — 5.1%
55,000	Post Properties Multifamily Properties	3,131,150
45,000	Extra Space Storage Self Storage Facilities	3,040,650
73,000	EdR Student Housing	2,582,740
		8,754,540
	Total Other Industries	8,754,540

	Energy & Minerals — 5.1%

	Oil & Gas Producers — 1.9%
28,000	Carrizo Oil & Gas (a) Oil & Gas Producer	1,390,200
12,000	Cimarex Energy Oil & Gas Producer in Texas, New Mexico & Oklahoma	1,381,080
3,600,000	Canadian Overseas Petroleum (Canada) (a) (c)	222,771
184,000	Canadian Overseas Petroleum (Canada) (a) Oil & Gas Exploration Offshore West Africa	11,985
4,575,000	Petromanas (Canada) (a) (b) Exploring for Oil in Albania	180,609
784,900	Petrodorado Energy (Colombia) (a) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	61,971
		3,248,616

	Agricultural Commodities — 1.7%
261,363	Union Agriculture Group (Uruguay) (a) (c) (d) Farmland Operator in Uruguay	2,846,243

	Mining — 0.8%
13,000	Core Labs (Netherlands) (b) Oil & Gas Reservoir Consulting	1,358,370

	Oil Services — 0.7%
28,000	Gulfport Energy (a) Oil & Gas Producer Focused on Utica Shale in Ohio	1,285,480
	Total Energy & Minerals	8,738,709
Total Equities (Cost: $114,680,200) — 94.9%		162,443,972	(e)
Short-Term Investments — 5.4%
7,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	7,000,000

2

Number of Shares		Value
2,307,136	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	$2,307,136
Total Short-Term Investments (Cost: $9,307,136) — 5.4%		9,307,136

Securities Lending Collateral — 1.3%
2,200,200	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	2,200,200
Total Securities Lending Collateral (Cost: $2,200,200) — 1.3%		2,200,200

Total Investments (Cost: $126,187,536)(g) — 101.6%		173,951,308 (h)

Obligation to Return Collateral for Securities Loaned — (1.3)%		(2,200,200)

Cash and Other Assets Less Liabilities — (0.3)%		(574,437)

Net Assets — 100.0%		$171,176,671

ADR	American Depositary Receipts

3

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $2,131,080.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.  At March 31, 2015, the market value of these securities amounted to $3,069,014, which represented 1.79% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$2,846,243
Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	222,771
			$4,539,064	$3,069,014

(d)	Illiquid security.
(e)	On March 31, 2015, the market value of foreign securities represented 2.77% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Uruguay	$2,846,243	1.66
Netherlands	1,358,370	0.79
Canada	482,267	0.28
Colombia	61,971	0.04
Total Foreign Portfolio	$4,748,851	2.77

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $126,187,536 and net unrealized appreciation was $47,763,772 consisting of gross unrealized appreciation of $55,374,015 and gross unrealized depreciation of $7,610,243.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the

4

Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equities
Information	$46,969,260	$—	$—	$46,969,260
Industrial Goods & Services	45,964,070	—	—	45,964,070
Finance	20,140,140	—	—	20,140,140
Consumer Goods & Services	17,964,396	—	—	17,964,396
Health Care	13,912,857	—	—	13,912,857
Other Industries	8,754,540	—	—	8,754,540
Energy & Minerals	5,669,695	222,771	2,846,243	8,738,709

Total Equities	159,374,958	222,771	2,846,243	162,443,972
Total Short-Term Investments	9,307,136	—	—	9,307,136
Total Securities Lending Collateral	2,200,200	—	—	2,200,200
Total Investments	$170,882,294	$222,771	$2,846,243	$173,951,308

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending March 31, 2015, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Equities
Energy & Minerals	$2,386,244	$—	$459,999	$—	$—	$—	$—	$2,846,243

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $459,999.

5

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Energy & Minerals	$2,846,243	Market comparable companies	Discount for lack of marketability	7% to 23%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), March 31, 2015

Number of Shares		Value
	Equities — 94.7%

	Information — 24.9%

	Business Software — 8.7%
189,000	Ansys (a) Simulation Software for Engineers & Designers	$16,667,910
147,514	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	9,898,190
118,500	DemandWare (a) E-Commerce Website Platform for Retailers & Apparel Manufacturers	7,216,650
157,000	Informatica (a) Enterprise Data Integration Software	6,885,235
66,679	NetSuite (a) End-to-end IT Systems Solution Delivered via the Web	6,185,144
118,000	Solera Holdings Software for Automotive Insurance Claims Processing	6,095,880
219,690	Textura (a) Construction Vendor Management Software	5,971,174
460,892	Amber Road (a) Global Trade Management Software Delivered via the Web	4,263,251
54,000	Fleetmatics (a) Fleet Management Software	2,421,900
43,000	Envestnet (a) Technology Platform for Investment Advisors	2,411,440
199,010	inContact (a) Call Center Systems Delivered via the Web & Telco Services	2,169,209
		70,185,983

	Instrumentation — 6.5%
88,750	Mettler-Toledo International (a) Laboratory Equipment	29,167,687
250,000	IPG Photonics (a) Fiber Lasers	23,175,000
		52,342,687

	Computer Services — 3.1%
333,000	ExlService Holdings (a) Business Process Outsourcing	12,387,600
139,000	Virtusa (a) Offshore IT Outsourcing	5,751,820
175,000	WNS - ADR (a) Offshore Business Process Outsourcing Services	4,256,000
199,000	Hackett Group IT Integration & Best Practice Research	1,779,060
205,000	RCM Technologies Technology & Engineering Services	1,373,500
		25,547,980

	Computer Hardware & Related Equipment — 1.2%
68,000	Rogers (a) Printed Circuit Materials & High Performance Foams	5,590,280
44,000	Belden Specialty Cable	4,116,640
		9,706,920

	Business Information & Marketing Services — 1.0%
432,000	Bankrate (a) Internet Advertising for the Insurance, Credit Card & Banking Markets	4,898,880
220,200	Navigant Consulting (a) Financial Consulting Firm	2,853,792
		7,752,672

	Financial Processors — 0.9%
73,000	Global Payments Credit Card Processor	6,692,640
80,000	Liquidity Services (a) E-Auctions for Surplus & Salvage Goods	790,400
		7,483,040

	Semiconductors & Related Equipment — 0.8%
83,000	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	4,369,950
150,000	Atmel Microcontrollers, Radio Frequency & Memory Semiconductors	1,234,500
300,000	Rubicon Technology (a) (b) Producer of Sapphire for the Lighting, Electronics & Automotive Industries	1,182,000
		6,786,450

	Telecommunications Equipment — 0.6%
267,000	Infinera (a) Optical Networking Equipment	5,251,890

	Internet Related — 0.6%
149,847	RetailMeNot (a) (b) Digital Coupon Marketplace	2,698,744
496,000	Vonage (a) Business & Consumer Internet Telephony	2,435,360
		5,134,104

	Mobile Communications — 0.6%
241,063	Gogo (a) (b) Provider of Wi-Fi on Airplanes	4,594,661

	Contract Manufacturing — 0.5%
165,000	Sanmina (a) Electronic Manufacturing Services	3,991,350

1

Number of Shares		Value
	Telephone & Data Services — 0.4%
431,000	Boingo Wireless (a) Wi-Fi & Cellular Communications Networks	$3,249,740
	Total Information	202,027,477

	Industrial Goods & Services — 21.2%

	Machinery — 17.4%
540,000	Ametek Aerospace/Industrial Instruments	28,371,600
342,000	Nordson Dispensing Systems for Adhesives & Coatings	26,792,280
580,000	Donaldson Industrial Air Filtration	21,871,800
177,000	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	13,283,850
206,000	HEICO FAA-approved Aircraft Replacement Parts	10,205,240
137,000	Generac (a) Standby Power Generators	6,670,530
167,000	ESCO Technologies Industrial Filtration & Advanced Measurement Equipment	6,509,660
88,736	Toro Turf Maintenance Equipment	6,222,168
109,325	Dorman Products (a) (b) Aftermarket Auto Parts Distributor	5,438,919
48,000	Middleby (a) Manufacturer of Cooking Equipment	4,927,200
100,000	Oshkosh Corporation Specialty Truck Manufacturer	4,879,000
124,000	Kennametal Consumable Cutting Tools	4,177,560
46,000	Graham Designer & Builder of Vacuum & Heat Transfer Equipment for Process Industries	1,102,620
		140,452,427
	Industrial Materials & Specialty Chemicals — 1.8%
234,000	Drew Industries RV & Manufactured Home Components	14,400,360

	Electrical Components — 1.5%
52,000	Acuity Brands Commercial Lighting Fixtures	8,744,320
141,162	Thermon (a) Global Engineered Thermal Solutions	3,397,770
		12,142,090
	Construction — 0.3%
234,000	PGT (a) Wind Resistant Windows & Doors	2,614,950

	Industrial Distribution — 0.2%
26,000	WESCO International (a) Industrial Distributor	1,817,140
	Total Industrial Goods & Services	171,426,967

	Consumer Goods & Services — 15.8%

	Travel — 4.7%
380,500	Avis Budget Group (a) Car Rental Company	22,455,208
304,000	Hertz (a) U.S. Rental Car Operator	6,590,720
148,000	HomeAway (a) Vacation Rental Online Marketplace	4,465,160
42,814	Choice Hotels Franchisor of Budget Hotel Brands	2,743,093
17,000	Vail Resorts Ski Resort Operator & Developer	1,758,140
		38,012,321
	Retail — 3.2%
108,000	Burlington Stores (a) Off-price Apparel Retailer	6,417,360
141,000	The Fresh Market (a) Specialty Food Retailer	5,730,240
51,782	Casey’s General Stores Owner/Operator of Convenience Stores	4,665,558
79,981	Shutterfly (a) Internet Photo-centric Retailer	3,618,341
107,975	Michaels Stores (a) Craft & Hobby Specialty Retailer	2,921,804
20,000	Fossil (a) Watch Designer & Retailer	1,649,000
116,229	Gaiam (a) Promoter of Healthy Living through Catalogs, E-Commerce & Gaiam TV	847,309
		25,849,612
	Consumer Goods Distribution — 2.1%
150,000	Pool Swimming Pool Supplies & Equipment Distributor	10,464,000
61,000	United Natural Foods (a) Distributor of Natural/Organic Foods to Grocery Stores	4,699,440
78,000	The Chefs’ Warehouse (a) Distributor of Specialty Foods to Fine Dining Restaurants	1,749,540
		16,912,980

2

Number of Shares		Value
	Other Durable Goods — 2.0%
226,624	Select Comfort (a) Specialty Mattresses	$7,811,729
70,000	Cavco Industries (a) Manufactured Homes	5,254,200
160,000	Gentex Manufacturer of Auto Parts	2,928,000
		15,993,929
	Furniture & Textiles — 1.5%
107,561	Caesarstone (Israel) Quartz Countertops	6,530,028
230,000	Knoll Office Furniture	5,388,900
		11,918,928
	Restaurants — 1.0%
83,000	Papa John’s International Franchisor of Pizza Restaurants	5,130,230
51,500	Fiesta Restaurant Group (a) Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana	3,141,500
		8,271,730
	Other Consumer Services — 0.8%
179,500	Blackhawk Network (a) Third-party Distributor of Prepaid Content, Mostly Gift Cards	6,381,225

	Leisure Products — 0.5%
218,414	Performance Sports Group (a) Sporting Goods Manufacturer	4,259,073
	Total Consumer Goods & Services	127,599,798

	Finance — 13.1%

	Banks — 6.8%
253,000	Lakeland Financial Indiana Bank	10,266,740
79,000	SVB Financial Group (a) Bank to Venture Capitalists	10,036,160
318,000	MB Financial Chicago Bank	9,956,580
529,000	Associated Banc-Corp Midwest Bank	9,839,400
161,194	Hancock Holding Gulf Coast Bank	4,813,253
666,200	First Busey Illinois Bank	4,456,878
97,858	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	2,566,815
100,890	Guaranty Bancorp Colorado Bank	1,711,095
187,000	First Commonwealth Western Pennsylvania Bank	1,683,000
		55,329,921
	Finance Companies — 2.7%
302,400	CAI International (a) International Container Leasing	7,429,968
76,236	World Acceptance (a) (b) Personal Loans	5,559,129
238,413	Marlin Business Services Small Equipment Leasing	4,775,412
128,900	McGrath Rentcorp Mini-rental Conglomerate	4,242,099
		22,006,608
	Savings & Loans — 1.2%
253,600	LegacyTexas Texas Thrift	5,764,328
142,000	Berkshire Hills Bancorp Northeast Thrift	3,933,400
		9,697,728
	Brokerage & Money Management — 1.1%
206,000	SEI Investments Mutual Fund Administration & Investment Management	9,082,540

	Insurance — 0.9%
293,398	Patriot National (a) Underwriting, Claims Administration & Case Management Outsourcing for Workers Comp Insurers	3,726,155
81,000	Allied World Assurance Company Holdings Commercial Lines Insurance/Reinsurance	3,272,400
		6,998,555
	Diversified Financial Companies — 0.4%
146,500	Leucadia National Holding Company	3,265,485
	Total Finance	106,380,837

	Health Care — 12.3%

	Biotechnology & Drug Delivery — 4.9%
151,852	Synageva BioPharma (a) (b) Biotech Focused on Orphan Diseases	14,810,126
101,000	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	6,271,090
160,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	5,656,000
156,200	Celldex Therapeutics (a) Biotech Developing Drugs for Cancer	4,353,294

3

Number of Shares		Value
	Biotechnology & Drug Delivery — 4.9% (cont)
10,000	Intercept Pharmaceuticals (a) (b) Biotech Developing Drugs for Several Diseases	$2,820,200
179,000	Sarepta Therapeutics (a) (b) Biotech Focused on Rare Diseases	2,377,120
20,900	Alnylam Pharmaceuticals (a) Biotech Developing Drugs Primarily for Rare Diseases	2,182,378
15,000	Agios Pharmaceuticals (a) (b) Biotech Focused on Cancer & Orphan Diseases	1,414,500
		39,884,708
	Medical Supplies — 2.9%
270,000	Cepheid (a) Molecular Diagnostics	15,363,000
68,500	Bio-Techne Maker of Consumables & Systems for the Life Science Market	6,869,865
52,500	VWR (a) Distributor of Lab Supplies	1,364,475
		23,597,340
	Health Care Services — 1.9%
96,000	Medidata Solutions (a) Cloud-based Software for Drug Studies	4,707,840
87,000	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	3,859,320
303,900	Allscripts Healthcare Solutions (a) Health Care IT	3,634,644
70,000	Envision Healthcare Holdings (a) Provider of Health Care Outsourcing Services	2,684,500
24,857	Castlight Health (a) Provider of Cloud-based Software for Managing Health Care Costs	192,890
		15,079,194
	Pharmaceuticals — 1.5%
256,712	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	12,196,387

	Medical Equipment & Devices — 1.1%
38,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	3,419,620
123,000	Wright Medical Group (a) Foot & Ankle Replacement	3,173,400
33,000	Abaxis (b) Instruments & Tests for Vet & Medical Markets	2,115,630
		8,708,650
	Total Health Care	99,466,279

	Other Industries — 4.9%

	Real Estate — 3.5%
353,000	Extra Space Storage Self Storage Facilities	23,852,210
137,300	EdR Student Housing	4,857,674
		28,709,884
	Transportation — 1.4%
250,000	Heartland Express Regional Trucker	5,940,000
184,487	Rush Enterprises, Class A (a) Truck Sales & Service	5,047,564
		10,987,564
	Total Other Industries	39,697,448

	Energy & Minerals — 2.5%

	Oil & Gas Producers — 1.6%
83,000	Carrizo Oil & Gas (a) Oil & Gas Producer	4,120,950
61,000	SM Energy Oil & Gas Producer	3,152,480
48,000	PDC Energy (a) Oil & Gas Producer in the United States	2,593,920
40,000	Clayton Williams (a) Oil & Gas Producer	2,025,200
90,000	Rosetta Resources (a) Oil & Gas Producer Exploring in Texas	1,531,800
		13,424,350
	Oil Services — 0.5%
56,000	Gulfport Energy (a) Oil & Gas Producer Focused on Utica Shale in Ohio	2,570,960
80,000	Hornbeck Offshore (a) Supply Vessel Operator in Gulf of Mexico	1,504,800
		4,075,760
	Mining — 0.4%
30,000	Core Labs (Netherlands) (b) Oil & Gas Reservoir Consulting	3,134,700
	Total Energy & Minerals	20,634,810
Total Equities (Cost: $393,435,629) — 94.7%		767,233,616	(c)

4

Number of Shares		Value
Short-Term Investments — 4.7%
37,976,897	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	$37,976,897
Total Short-Term Investments (Cost: $37,976,897) — 4.7%		37,976,897

Securities Lending Collateral — 2.1%
16,770,700	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	16,770,700
Total Securities Lending Collateral (Cost: $16,770,700) — 2.1%		16,770,700

Total Investments (Cost: $448,183,226)(e) — 101.5%		821,981,213	(f)

Obligation to Return Collateral for Securities Loaned — (2.1)%		(16,770,700)

Cash and Other Assets Less Liabilities — 0.6%		4,894,953

Net Assets — 100.0%		$810,105,466

ADR	American Depositary Receipts

5

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $16,115,591.
(c)	On March 31, 2015, the market value of foreign securities represented 1.19% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Country	Value	Percentage of Net Assets
	Israel	$6,530,028	0.80
	Netherlands	3,134,700	0.39
	Total Foreign Portfolio	$9,664,728	1.19

(d)	Investment made with cash collateral received from securities lending activity.
(e)

At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $448,183,226 and net unrealized appreciation was $373,797,987 consisting of gross unrealized appreciation of $388,537,537 and gross unrealized depreciation of $14,739,550.

(f)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

6

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equities
Information	$202,027,477	$—	$—	$202,027,477
Industrial Goods & Services	171,426,967	—	—	171,426,967
Consumer Goods & Services	127,599,798	—	—	127,599,798
Finance	106,380,837	—	—	106,380,837
Health Care	99,466,279	—	—	99,466,279
Other Industries	39,697,448	—	—	39,697,448
Energy & Minerals	20,634,810	—	—	20,634,810

Total Equities	767,233,616	—	—	767,233,616
Total Short-Term Investments	37,976,897	—	—	37,976,897
Total Securities Lending Collateral	16,770,700	—	—	16,770,700
Total Investments	$821,981,213	$—	$—	$821,981,213

There were no transfers of financial assets between levels during the period.

7

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 21, 2015

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	May 21, 2015